UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Kevin J. McCarthy
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLC
875 East Wisconsin Avenue, #800	Three First National Plaza, #3100
Milwaukee, Wisconsin 53202	Chicago, IL 60602

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 06/30/05

Item 1.	Schedule of Investments.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.1%
AUSTRALIA - 0.2%
Publishing & Broadcasting Limited	1,601,320	$18,101,036

AUSTRIA - 0.2%
Erste Bank der oesterreichischen Sparkassen AG	400,400	20,045,584

BELGIUM - 1.3%
InBev NV	4,244,104	143,653,961

BRAZIL - 0.6%
Banco Bradesco S.A., Preferred (ADR)	20,300	718,417
Banco Itau Holding Financiera S.A., Preferred (ADR)	100	9,250
Telesp Celular Participacoes S.A., Preferred (ADR) (1)	13,653,068	58,298,600

		59,026,267

CANADA - 2.8%
Corus Entertainment, Inc., Class B	3,015,450	77,035,247
EnCana Corporation	4,443,800	175,292,894
Nortel Networks Corporation (1)	19,127,819	49,923,608

		302,251,749

CHINA - 3.9%
China Merchants Holdings International Company Limited	11,590,000	22,520,782
China Mobile (Hong Kong) Limited	84,327,900	314,154,254
China Unicom Limited	6,999,100	5,899,383
Citic Pacific Limited	18,818,400	55,091,829
Cosco Pacific Limited	8,576,000	16,664,213

		414,330,461

DENMARK - 0.7%
Novo Nordisk A/S, Class B	1,563,250	79,595,085

FRANCE - 7.8%
Accor S.A.	252,400	11,841,979
Air Liquide S.A.	125,887	21,465,005
Carrefour S.A.	3,263,776	158,381,277
France Telecom S.A.	4,550,465	133,042,939
JC Decaux S.A. (1)	6,538,942	165,779,427
LVMH Moet Hennessy Louis Vuitton S.A.	1,413,186	109,279,653
M6 Metropole Television	1,260,034	32,021,427
PagesJaunes S.A.	4,330,398	101,192,706
PPR S.A.	572,974	59,145,685
Vivendi Universal S.A.	1,557,993	49,133,651

		841,283,749

GERMANY - 5.6%
Allianz AG	817,238	93,923,466
Bayerische Hypo-und Vereinsbank AG (1)	5,265,414	137,060,419
Commerzbank AG	6,173,474	134,176,073
Deutsche Post AG	4,838,638	113,127,809
ProSiebenSat.1 Media AG, Preferred	7,157,870	123,261,608

		601,549,375

HONG KONG - 1.6%
Cheung Kong (Holdings) Limited	7,762,900	75,421,304
Sun Hung Kai Properties Limited	9,566,400	94,482,203

		169,903,507

ITALY - 4.4%
Assicurazioni Generali S.p.A	4,898,421	152,937,834
Banca Intesa S.p.A	4,043,672	18,521,703
Eni S.p.A.	4,693,717	121,042,943
Mediobanca S.p.A	1,060,500	19,879,306
Saipem S.p.A.	12,278,944	165,533,284

		477,915,070

JAPAN - 20.4%
Canon, Inc.	992,200	52,244,595
Credit Saison Co., Ltd.	8,407,900	279,732,675
East Japan Railway Company	11,509	59,148,228
Honda Motor Co., Ltd.	4,204,200	207,348,066
Japan Tobacco, Inc.	5,907	78,823,911
Jupiter Telecommunications Co., Ltd. (1)	151,279	127,804,908
Keyence Corp.	380,350	85,253,818
Mitsubishi Corp.	8,705,800	118,369,366
Mizuho Financial Group, Inc.	38,589	174,661,239
Nikko Cordial Corp.	16,436,150	72,318,467
Nomura Holdings, Inc.	3,849,000	46,051,961
Orix Corp.	1,537,500	230,673,519
Promise Co., Ltd.	1,563,383	100,222,281
Sega Sammy Holdings, Inc.	4,338,900	266,022,180
SMC Corp.	746,600	81,452,169
The Sumitomo Trust & Banking Co., Ltd.	16,393,500	99,771,098
Tokyo Broadcasting System, Inc.	2,192,000	36,286,286
Tokyu Corp.	16,088,400	72,238,961

		2,188,423,728

LUXEMBOURG - 0.5%
RTL Group	772,286	54,719,760

MEXICO - 2.9%
Grupo Televisa S.A. (ADR)	3,054,300	189,641,487
Wal-Mart de Mexico S.A. de C.V., Series V	29,419,200	119,567,766

		309,209,253

NETHERLANDS - 6.2%
ASML Holding N.V. (1)	10,068,324	158,638,023
ASML Holding N.V., NY Shares (1)(2)	1,781,900	27,904,554
Fortis	11,877,591	329,588,115
ING Groep N.V.	5,204,446	147,187,979

		663,318,671

NORWAY - 0.1%
Aker ASA, A shares (1)	22,800	415,224
Stolt Offshore S.A. (1)	757,700	6,928,451

		7,343,675

PORTUGAL - 1.1%
Banco Comercial Portugues, S.A.	46,497,021	119,288,921

REPUBLIC OF KOREA - 3.0%
Hana Bank	2,864,480	76,699,948
Kookmin Bank	3,687,935	167,730,635
Kookmin Bank (ADR)	72,600	3,309,108
Shinhan Financial Group Co., Ltd.	2,747,180	71,434,647

		319,174,338

RUSSIA - 2.8%
AFK Sistema (GDR)	2,558,761	41,963,680
LUKOIL (ADR)	5,184,412	190,838,206
Sibneft (ADR) (1)	3,882,279	64,639,945

		297,441,831

SINGAPORE - 2.6%
DBS Group Holdings Limited	7,022,497	59,567,403
Keppel Corporation Limited	3,051,500	22,625,827
Singapore Airlines Limited	13,212,000	87,774,357
Singapore Telecommunications Limited	66,787,970	109,738,516

		279,706,103

SPAIN - 5.0%
Banco Bilbao Vizcaya Argentaria, S.A.	7,298,603	112,701,459
Banco Santander Central Hispano, S.A.	7,145,800	82,929,412
Industria de Diseno Textil, S.A.	2,646,813	68,160,694
Promotora de Informaciones, S.A.	7,320,664	142,011,370
Telefonica, S.A.	8,293,117	135,886,270

		541,689,205

SWEDEN - 3.1%
Securitas AB, Class B	658,300	10,997,158
Telefonaktiebolaget LM Ericsson (ADR)	4,060,050	129,718,598
Telefonaktiebolaget LM Ericsson, Class B	61,345,100	197,105,936

		337,821,692

SWITZERLAND - 10.3%
Clariant AG	7,122,604	94,764,259
Credit Suisse Group	1,259,998	49,701,833
Julius Baer Holding, Ltd. Class B	1,285,472	78,643,000
Nestle S.A.	1,023,034	261,845,612
Novartis AG	1,977,194	94,192,504
Roche Holding AG	1,453,945	184,026,437
UBS AG	4,429,991	345,687,944

		1,108,861,589

TAIWAN - 1.0%
Chunghwa Telecom Co., Ltd. (ADR)	5,101,200	109,318,716

THAILAND - 0.1%
Advanced Info Service Public Company Limited (3)	5,588,500	13,252,825

UNITED KINGDOM - 10.9%
British Sky Broadcasting Group PLC	22,223,768	210,041,722
Cadbury Schweppes PLC	2,819,706	26,927,526
Carnival PLC	1,113,218	63,167,501
ITV PLC	108,802,355	239,777,716
Kingfisher PLC	58,846,792	259,372,131
Smith & Nephew PLC	2,568,962	25,361,486
Tesco PLC	46,642,961	266,380,063
William Morrison Supermarkets PLC	25,642,426	85,454,998

		1,176,483,143

Total common and preferred stocks (Cost $8,862,598,019)		10,653,709,294

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.4%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $41,165,144, collateralized by $41,989,325 market value Federal National Mortgage Association Note, 3.25%, due 8/15/08 (Cost $41,162,000)	$41,162,000	41,162,000

Total investments - 99.5% (Cost $8,903,760,019)		10,694,871,294
Other assets less liabilities - 0.5%		50,384,489

Total net assets - 100.0% (4)		$10,745,255,783

Artisan International Fund

Portfolio Diversification - June 30, 2005 (Unaudited)

Sector	Value	Percentage
Consumer Discretionary	$2,483,341,332	23.1%
Consumer Staples	1,141,035,114	10.6%
Energy	724,690,947	6.7%
Financials	3,395,077,204	31.6%
Healthcare	383,175,511	3.6%
Industrials	660,010,699	6.1%
Information Technology	828,594,039	7.7%
Materials	116,229,264	1.1%
Telecommunication Services	921,555,184	8.6%
Utilities	—	—

Total common and preferred stocks	10,653,709,294	99.1%
Total short-term investments	41,162,000	0.4%

Total investments	10,694,871,294	99.5%
Other assets less liabilities	50,384,489	0.5%

Total net assets (4)	$10,745,255,783	100.0%

Notes to International Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.
(2)	Principally traded in the United States.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds were $13,252,825 or 0.1% of total net assets.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

See Notes to Form N-Q below.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.0%
AUSTRALIA - 2.2%
John Fairfax Holdings Limited	4,215,033	$13,796,479

AUSTRIA - 2.1%
Wienerberger AG	284,122	13,192,764

BRAZIL - 3.5%
Diagnosticos da America (ADR) (1) (2)	79,100	3,232,026
Natura Cosmeticos S.A.	332,900	10,677,037
Submarino S.A. (GDR) (1) (2)	250,000	3,767,500
Telesp Celular Participacoes S.A., Preferred (ADR) (1)	1,173,843	5,012,310

		22,688,873

CANADA - 2.7%
Aur Resources Inc.	1,174,800	6,472,331
Corus Entertainment, Inc., Class B	426,100	10,885,513

		17,357,844

CHINA - 3.4%
Beijing Capital International Airport Company Limited	19,122,600	7,628,370
China Oilfield Services Limited	9,497,100	3,483,044
Shanghai Electric Group Company Limited (1)	35,254,300	7,984,502
Sinopec Zhenhai Refining and Chemical Company Limited	3,064,100	2,898,100

		21,994,016

FINLAND - 1.6%
Metso Oyj	479,300	10,452,047

FRANCE - 8.1%
Ipsos	66,927	6,989,583
JC Decaux S.A. (1)	321,819	8,158,960
Kaufman & Broad S.A.	110,275	6,672,463
Nexity	528,395	20,430,015
Remy Cointreau S.A.	207,985	9,468,691

		51,719,712

GERMANY - 0.6%
Grenkeleasing AG	89,736	3,811,649

HONG KONG - 5.8%
Aeon Stores (Hong Kong) Co. Limited	737,100	815,733
Emperor Entertainment Hotel Limited (1)	37,631,200	7,312,201
Hong Kong Exchanges & Clearing Limited	1,838,000	4,765,886
Midland Holdings Limited	13,049,100	7,304,541
Panva Gas Holdings Limited (1)	29,829,800	12,475,466
Singamas Container Holdings Limited	6,715,450	4,623,299

		37,297,126

ITALY - 3.1%
Gruppo Editoriale L’Espresso S.p.A.	1,569,729	8,586,224
Immsi S.p.A	2,821,272	5,769,933
Socotherm S.p.A.	166,607	1,804,494
Sorin S.p.A. (1)	1,320,486	3,755,267

		19,915,918

JAPAN - 10.7%
Creed Corporation	5,984	14,567,487
Japan Petroleum Exploration Company, Ltd.	323,700	13,688,153
Komeri Company, Ltd.	375,900	10,133,811
NTT Urban Development Corporation	2,172	8,910,468
Ozeki Company, Ltd.	239,600	6,696,961
Park24 Company, Ltd.	382,200	7,581,282
SFGC Company, Ltd.	30,817	7,210,361

		68,788,523

MALAYSIA - 0.8%
AMMB Holdings Berhad	7,493,840	4,949,879

MOROCCO - 0.5%
Maroc Telecom	349,300	3,225,242

NETHERLANDS - 4.6%
Buhrmann NV	1,992,925	19,703,897
Eurocommercial Properties NV	91,824	3,344,736
VastNed Retail NV	99,784	6,707,862

		29,756,495

NORWAY - 6.7%
Findexa Ltd.	1,879,900	7,106,122
Petroleum Geo-Services ASA (1)	646,800	15,590,193
Q-Free ASA (1)	1,090,700	4,506,818
Smedvig ASA, B shares	458,400	7,558,973
Stolt Offshore S.A. (1)	872,900	7,981,846

		42,743,952

PANAMA - 4.1%
Banco Latinoamericano de Exportaciones, S.A., E Shares (3)	1,474,514	26,467,526

PHILIPPINES - 0.6%
SM Investments Corporation	771,270	3,513,602

PORTUGAL - 2.5%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	931,019	5,227,760
Sonae, SGPS, S.A.	7,788,798	10,745,198

		15,972,958

REPUBLIC OF KOREA - 5.2%
FINETEC Corporation (4)	1,201,124	12,771,739
Gwangju Shinsegae Company, Ltd.	21,080	1,609,782
Hanil Cement Company, Ltd.	105,035	6,213,767
Kangwon Land, Inc.	809,256	11,577,563
Shinsegae Food System Company, Ltd.	47,284	1,325,506

		33,498,357

RUSSIA - 3.9%
AO VimpelCom (ADR) (1)	399,700	13,601,791
Mechel Steel Group OAO (ADR)	218,200	5,542,280
Uralsvyazinform (ADR) (2)	863,600	5,855,208

		24,999,279

SINGAPORE - 3.2%
Fraser & Neave Limited	1,849,320	17,222,365
LMA International NV (1)	3,248,000	1,541,300
Yellow Pages (Singapore) Limited (1)	1,842,000	1,562,452

		20,326,117

SPAIN - 1.5%
Fadesa Inmobiliaria, S.A.	342,678	9,807,459

SWEDEN - 4.4%
Elekta AB, B Shares (1)	482,124	19,996,310
JM AB	257,900	8,352,528

		28,348,838

SWITZERLAND - 12.1%
Baloise Holding AG	137,200	6,851,970
Bank Sarasin & Cie AG, B Shares	7,174	12,853,300
Bobst Group AG	235,255	9,142,176
Logitech International S.A. (1)	146,802	4,719,658
Schindler Holding AG, Participation Certificates	33,907	12,250,442
Straumann AG	43,483	9,059,665
Sulzer AG	38,930	16,070,207
Synthes, Inc.	59,533	6,536,319

		77,483,737

THAILAND - 2.8%
Bangkok Bank Public Company Limited	1,777,300	4,644,849
Land and Houses Public Company Limited - Foreign Shares	18,206,600	3,083,998
Land and Houses Public Company Limited - Local Shares	18,422,500	3,031,410
National Finance Public Company Limited (2)	23,057,200	7,141,734

		17,901,991

UNITED KINGDOM - 2.3%
Intertek Group PLC	918,133	11,548,036
SMG PLC	1,799,520	3,079,112

		14,627,148

Total common and preferred stocks (Cost $486,554,668)		634,637,531

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.6%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $3,740,286, collateralized by $3,815,849 market value Federal National Mortgage Association Note, 3.25%, due 2/15/09 (Cost $3,740,000)	$3,740,000	3,740,000

Total investments - 99.6% (Cost $490,294,668)		638,377,531
Other assets less liabilities - 0.4%		2,459,133

Total net assets - 100.0% (5)		$640,836,664

Artisan International Small Cap Fund

Portfolio Diversification - June 30, 2005 (Unaudited)

Sector	Value	Percentage
Consumer Discretionary	$120,967,842	18.9%
Consumer Staples	28,168,195	4.4%
Energy	53,004,803	8.3%
Financials	153,044,397	23.9%
Healthcare	44,120,887	6.9%
Industrials	145,083,738	22.6%
Information Technology	21,998,215	3.4%
Materials	28,079,437	4.4%
Telecommunication Services	27,694,551	4.3%
Utilities	12,475,466	1.9%

Total common and preferred stocks	634,637,531	99.0%
Total short-term investments	3,740,000	0.6%

Total investments	638,377,531	99.6%
Other assets less liabilities	2,459,133	0.4%

Total net assets (5)	$640,836,664	100.0%

Notes to International Small Cap Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds were $19,996,468 or 3.1% of total net assets.
(3)	Principally traded in the United States.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (F) in Notes to Form N-Q below.
(5)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

See Notes to Form N-Q below.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.6%
AUSTRALIA - 1.7%
Zinifex Ltd. (1)	4,370,490	$10,113,525

BRAZIL - 0.4%
Tim Participacoes S.A.	1,407,900,000	2,556,529

FRANCE - 8.3%
Euronext N.V.	657,305	22,264,295
Renault S.A.	175,136	15,450,484
Vivendi Universal S.A.	349,579	11,024,499

		48,739,278

GERMANY - 9.1%
Heidelberger Druckmaschinen AG	632,656	18,527,726
Henkel KGaA	139,978	11,784,765
Pfeiffer Vacuum Technology AG (2)	489,547	22,796,521

		53,109,012

HONG KONG - 2.7%
Asia Satellite Telecommunications Holdings, Ltd.	1,251,500	2,190,246
Guoco Group, Ltd.	1,285,000	13,311,350

		15,501,596

ITALY - 2.9%
Caltagirone Editore S.p.A.	363,728	3,125,174
Cementir S.p.A.	2,909,916	13,953,683

		17,078,857

JAPAN - 10.7%
Meitec Corporation	740,700	22,773,303
NIPPONKOA Insurance Company, Ltd.	1,658,000	10,778,271
Olympus Corporation	732,000	14,057,885
Uni-Charm Corporation	362,600	14,581,156

		62,190,615

MEXICO - 0.4%
Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	77,760	2,476,656

NETHERLANDS - 6.9%
Hunter Douglas N.V.	285,533	14,281,073
Wolters Kluwer N.V.	1,363,624	26,105,994

		40,387,067

REPUBLIC OF KOREA - 3.5%
Lotte Chilsung Beverage Co., Ltd.	6,774	5,867,089
Lotte Confectionary Co., Ltd.	9,510	6,618,850
Samchully Co., Ltd.	96,980	7,921,518

		20,407,457

SWITZERLAND - 12.4%
Ciba Specialty Chemicals AG	187,627	10,936,978
Clariant AG	1,075,901	14,314,563
Givaudan SA	32,857	19,114,236
Pargesa Holding SA	2,621	9,594,312
PubliGroupe SA	8,620	2,354,272
Tamedia AG	69,483	6,343,746
Zehnder Group AG	7,774	9,493,804

		72,151,911

UNITED KINGDOM - 30.7%
Admiral Group PLC	825,198	5,507,441
Benfield Group PLC	3,778,954	17,908,644
Brit Insurance Holdings PLC	11,159,772	17,695,547
British Sky Broadcasting Group PLC	170,271	1,609,269
Carpetright PLC	225,037	3,927,157
Countrywide PLC	4,695,152	25,152,795
Diageo PLC	1,798,666	26,522,580
MFI Furniture Group PLC	7,581,848	15,044,724
Rotork PLC	644,778	5,487,433
Signet Group PLC	11,601,454	22,605,135
Unilever PLC (ADR)	473,625	18,400,331
Vodafone Group PLC (ADR)	801,450	19,491,264

		179,352,320
UNITED STATES - 4.9%
Arch Capital Group Ltd. (1) (3)	320,010	14,416,450
Willis Group Holdings Limited (3)	433,100	14,171,032

		28,587,482

Total common stocks (Cost $527,714,279)		552,652,305

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $26,321,010, collateralized by $26,849,325 market value Federal National Mortgage Association Note, 4.25%, due 5/15/09 (Cost $26,319,000)	$26,319,000	26,319,000

Total investments - 99.1% (Cost $554,033,279)		578,971,305
Other assets less liabilities - 0.9%		5,056,795

Total net assets - 100.0% (4)		$584,028,100

ARTISAN INTERNATIONAL VALUE FUND

Portfolio Diversification - June 30, 2005 (Unaudited)

Sector	Value	Percentage
Consumer Discretionary	$121,871,527	20.9%
Consumer Staples	83,774,771	14.3%
Energy	—	—
Financials	150,800,138	25.8%
Healthcare	14,057,885	2.4%
Industrials	81,555,443	14.0%
Information Technology	—	—
Materials	68,432,984	11.7%
Telecommunication Services	24,238,039	4.1%
Utilities	7,921,518	1.4%

Total common stocks	552,652,305	94.6%
Total short-term investments	26,319,000	4.5%

Total investments	578,971,305	99.1%
Other assets less liabilities	5,056,795	0.9%

Total net assets (4)	$584,028,100	100.0%

Notes to International Value Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (F) in Notes to Form N-Q below.
(3)	Principally traded in the United States.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

See Notes to Form N-Q below.

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.7%
AUTO & TRANSPORTATION - 1.5%
Air Transport - 0.8%
Expeditors International of Washington, Inc.	890,900	$44,375,729

Auto Trucks & Parts - 0.7%
Oshkosh Truck Corporation	525,200	41,112,656

CONSUMER DISCRETIONARY - 21.0%
Advertising Agencies - 0.8%
Lamar Advertising Company (1)	1,097,300	46,931,521

Casinos & Gambling - 0.5%
Las Vegas Sands Corp. (1)	740,800	26,483,600

Consumer Electronics - 4.5%
Electronic Arts Inc. (1)	1,247,200	70,603,992
VeriSign, Inc. (1)	2,496,900	71,810,844
Yahoo! Inc. (1)	3,441,800	119,258,370

		261,673,206

Leisure Time - 1.7%
Royal Caribbean Cruises Ltd.	2,006,901	97,053,733

Restaurants - 1.7%
Applebee’s International, Inc.	1,087,700	28,813,173
YUM! Brands, Inc.	1,341,000	69,839,280

		98,652,453

Retail - 7.2%
Chico’s FAS, Inc. (1)	2,879,068	98,694,451
Fisher Scientific International Inc. (1)	1,509,800	97,986,020
Kohl’s Corporation (1)	2,006,900	112,205,779
Nordstrom, Inc.	515,800	35,058,926
Ross Stores, Inc.	1,594,200	46,088,322
Staples, Inc.	1,406,800	29,992,976

		420,026,474

Services: Commercial - 4.6%
Getty Images, Inc. (1)	1,144,100	84,960,866
Hewitt Associates, Inc. (1)	2,550,900	67,624,359
Iron Mountain Incorporated (1)	2,311,100	71,690,322
Robert Half International Inc.	1,603,605	40,042,017

		264,317,564

CONSUMER STAPLES - 3.0%
Beverage: Brewers (Wineries) - 2.6%
Constellation Brands, Inc. (1)	5,183,500	152,913,250

Beverage: Soft Drinks - 0.4%
Cott Corporation (1)	1,190,800	25,995,164

FINANCIAL SERVICES - 10.2%
Banks: Outside New York City - 1.0%
Northern Trust Corporation	1,303,500	59,426,565

Finance: Small Loan - 0.2%
The First Marblehead Corporation (1)	337,500	11,832,750

Financial Data Processing Services & Systems - 1.8%
CheckFree Corporation (1)	1,269,500	43,239,170
Paychex, Inc.	1,846,600	60,088,364

		103,327,534

Financial Information Services - 0.4%
Equifax Inc.	655,100	23,393,621

Financial Miscellaneous - 3.1%
CapitalSource Inc. (1)	2,579,000	50,625,770
MGIC Investment Corporation	866,900	56,539,218
Willis Group Holdings Limited	2,248,700	73,577,464

		180,742,452

Insurance: Property-Casualty - 0.8%
RenaissanceRe Holdings Ltd.	881,500	43,405,060

Rental & Leasing Services: Commercial - 0.8%
GATX Corporation	1,397,400	48,210,300

Savings & Loans - 0.8%
Golden West Financial Corporation	722,100	46,488,798

Securities Brokerage & Services - 1.3%
The Bear Stearns Companies Inc.	740,800	76,998,752

HEALTHCARE - 18.2%
Biotechnology Research & Production - 2.9%
Genzyme Corporation (1)	768,900	46,203,201
Invitrogen Corporation (1)	1,481,700	123,410,793

		169,613,994

Drugs & Pharmaceuticals - 5.2%
Allergan, Inc.	1,745,600	148,794,944
AmerisourceBergen Corporation	881,500	60,955,725
Barr Pharmaceuticals, Inc. (1)	853,300	41,589,842
MedImmune, Inc. (1)	1,800,600	48,112,032

		299,452,543

Electronics: Medical Systems - 2.0%
Varian Medical Systems, Inc. (1)	3,124,400	116,633,852

Health Care Management Services - 4.3%
Aetna Inc.	937,700	77,660,314
Caremark Rx, Inc. (1)	1,997,400	88,924,248
Cerner Corporation (1)	1,219,100	82,862,227

		249,446,789

Health Care Services - 0.8%
Lincare Holdings Inc. (1)	1,087,800	44,425,752

Medical & Dental Instruments & Supplies - 1.8%
St. Jude Medical, Inc. (1)	1,212,300	52,868,403
Zimmer Holdings, Inc. (1)	693,900	52,854,363

		105,722,766

Medical Services - 1.2%
Coventry Health Care, Inc. (1)	984,600	69,660,450

MATERIALS & PROCESSING - 8.3%
Chemicals - 3.9%
Air Products and Chemicals, Inc.	2,053,800	123,844,140
Ecolab Inc.	3,200,700	103,574,652

		227,418,792

Diversified Materials & Processing - 1.5%
American Standard Companies Inc.	2,105,000	88,241,600

Metal Fabricating - 1.8%
Precision Castparts Corp.	1,331,700	103,739,430

Real Estate - 1.1%
The St. Joe Company	778,300	63,462,582

OTHER - 4.2%
Multi-Sector Companies - 4.2%
Brunswick Corporation	1,744,200	75,558,744
ITT Industries, Inc.	1,228,500	119,938,455
Textron Inc.	609,500	46,230,575

		241,727,774

OTHER ENERGY - 5.6%
Coal - 0.9%
Peabody Energy Corporation	1,012,800	52,706,112

Machinery: Oil Well Equipment & Services - 4.1%
Cooper Cameron Corporation (1)	478,200	29,672,310
Noble Corporation	872,100	53,642,871
Smith International, Inc.	2,447,600	155,912,120

		239,227,301

Oil: Crude Producers - 0.6%
Devon Energy Corporation	656,400	33,266,352

PRODUCER DURABLES - 6.2%
Diversified Production - 2.4%
Danaher Corporation	2,063,200	107,987,888
Pentair, Inc.	740,800	31,713,648

		139,701,536

Electrical Equipment & Components - 0.5%
Molex Incorporated	1,163,000	30,284,520

Homebuilding - 1.2%
D.R. Horton, Inc.	1,850,600	69,601,066

Machinery: Industrial/Specialty - 0.5%
Joy Global Inc.	843,909	28,346,903

Production Technology Equipment - 0.5%
Lam Research Corporation (1)	1,050,300	30,395,682

Telecommunications Equipment - 1.1%
Andrew Corporation (1)	4,764,100	60,789,916

TECHNOLOGY - 19.2%
Communications Technology - 6.2%
Comverse Technology, Inc. (1)	2,400,800	56,778,920
Corning Incorporated (1)	4,098,200	68,112,084
Juniper Networks, Inc. (1)	3,948,200	99,415,676
NCR Corporation (1)	2,766,600	97,162,992
TIBCO Software Inc. (1)	5,457,800	35,694,012

		357,163,684

Computer Services Software & Systems - 4.2%
Adobe Systems Incorporated	2,194,500	62,806,590
CACI International Inc (1)	712,700	45,014,132
Cognizant Technology Solutions Corporation (1)	1,012,800	47,733,264
Macromedia, Inc. (1)	1,219,100	46,594,002
Mercury Interactive Corporation (1)	1,003,400	38,490,424

		240,638,412

Computer Technology - 2.1%
Network Appliance, Inc. (1)	1,463,000	41,359,010
UNOVA, Inc. (1)	837,400	22,299,962
Zebra Technologies Corporation (1)	1,312,900	57,491,891

		121,150,863

Electronics: Semi-Conductors/Components - 6.7%
Altera Corporation (1)	4,473,700	88,668,734
Broadcom Corporation (1)	2,916,600	103,568,466
Jabil Circuit, Inc. (1)	2,044,400	62,824,412
Marvell Technology Group Ltd. (1)	1,237,900	47,089,716
MEMC Electronic Materials, Inc. (1)	1,934,600	30,508,642
Microchip Technology Incorporated	1,898,600	56,236,532

		388,896,502

UTILITIES - 1.3%
Utilities: Electrical - 0.8%
The AES Corporation (1)	2,842,700	46,563,426

Utilities: Gas Distributors - 0.5%
Kinder Morgan, Inc.	342,600	28,504,320

Total common stocks (Cost $4,655,819,496)		5,720,144,101

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $204,805,644, collateralized by $208,889,297 market value Federal National Mortgage Association Note, 2.00%, due 1/15/06 (Cost $204,790,000)	$204,790,000	204,790,000

Total investments - 102.2% (Cost $4,860,609,496)		5,924,934,101
Other assets less liabilities - (2.2%)		(129,372,164)

Total net assets - 100.0%(2)		$5,795,561,937

Notes to Mid Cap Fund Schedule of Investments

(1)	Non-income producing security.
(2)	Percentages for the various classifications relate to total net assets.

See Notes to Form N-Q below.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.2%
AUTO & TRANSPORTATION - 1.4%
Auto Parts: Original Equipment - 1.4%
Lear Corporation	779,100	$28,343,658

CONSUMER DISCRETIONARY - 27.3%
Hotel/Motel - 0.9%
Fairmont Hotels & Resorts, Inc.	539,500	18,790,785

Household Furnishings - 5.1%
Furniture Brands International, Inc. (1)	2,872,100	62,066,081
Mohawk Industries, Inc. (2)	470,800	38,841,000

		100,907,081

Rental & Leasing Services: Consumer - 2.3%
Rent-A-Center, Inc. (2)	1,952,500	45,473,725

Restaurants - 1.0%
Darden Restaurants, Inc.	581,900	19,191,062

Retail - 6.5%
AutoZone, Inc. (2)	470,800	43,530,168
Claire’s Stores, Inc.	1,762,600	42,390,530
Zale Corporation (1) (2)	1,337,000	42,369,530

		128,290,228

Services: Commercial - 4.5%
Convergys Corporation (2)	2,056,000	29,236,320
Hewitt Associates, Inc. (2)	1,176,400	31,186,364
Manpower Inc.	718,300	28,573,974

		88,996,658

Shoes - 1.5%
Reebok International Ltd.	718,100	30,038,123

Textiles: Apparel Manufacturers - 3.1%
Liz Claiborne Inc.	842,600	33,501,776
Polo Ralph Lauren Corporation	665,300	28,681,083

		62,182,859

Toys - 2.4%
Hasbro, Inc.	1,570,900	32,659,011
Marvel Enterprises, Inc. (2)	787,700	15,533,444

		48,192,455

FINANCIAL SERVICES - 26.8%
Finance: Small Loan - 4.7%
The Student Loan Corporation	424,200	93,239,160

Financial Data Processing Services & Systems - 3.2%
Deluxe Corporation	1,091,400	44,310,840
SunGard Data Systems Inc. (2)	547,800	19,266,126

		63,576,966

Financial Miscellaneous - 1.5%
MBIA Inc.	494,600	29,334,726

Insurance: Multi-Line - 6.6%
Alleghany Corporation (2)	203,326	60,387,822
CNA Financial Corporation (2)	1,066,400	30,307,088
Old Republic International Corporation	1,642,450	41,537,560

		132,232,470

Insurance: Property-Casualty - 4.6%
Arch Capital Group Ltd. (2)	572,873	25,807,929
PartnerRe Ltd.	150,500	9,695,210
White Mountains Insurance Group, Ltd.	87,200	55,014,480

		90,517,619

Rental & Leasing Services: Commercial - 1.6%
Ryder System, Inc.	879,800	32,200,680

Savings & Loans - 1.6%
Washington Federal, Inc.	1,331,616	31,319,608

Securities Brokerage & Services - 3.0%
Nuveen Investments, Inc.	1,567,200	58,958,064

MATERIALS & PROCESSING - 6.2%
Chemicals - 2.0%
The Lubrizol Corporation	935,600	39,304,556

Engineering & Contracting Services - 1.9%
Jacobs Engineering Group Inc. (2)	666,200	37,480,412

Paints & Coatings - 2.3%
The Sherwin-Williams Company	986,000	46,430,740

OTHER ENERGY - 17.7%
Oil: Crude Producers - 17.7%
Apache Corporation	800,146	51,689,432
EOG Resources, Inc.	983,000	55,834,400
Newfield Exploration Company (2)	586,700	23,403,463
Noble Energy, Inc.	760,600	57,539,390
Pioneer Natural Resources Company	1,631,004	68,632,648
Pogo Producing Company	671,300	34,853,896
XTO Energy Inc.	1,742,942	59,242,599

		351,195,828

PRODUCER DURABLES - 2.0%
Office Furniture & Business Equipment - 2.0%
Lexmark International, Inc. (2)	605,600	39,261,048

TECHNOLOGY - 9.0%
Computer Services Software & Systems - 6.3%
BEA Systems, Inc. (2)	4,914,300	43,147,554
BearingPoint, Inc. (2)	731,800	5,364,094
BMC Software, Inc. (2)	2,296,700	41,225,765
Siebel Systems, Inc.	3,900,500	34,714,450

		124,451,863

Electronics: Semi-Conductors/Components - 2.7%
Avnet, Inc. (2)	2,351,400	52,977,042

UTILITIES - 1.8%
Utilities: Electrical - 1.8%
Westar Energy, Inc.	1,458,400	35,045,352

Total common stocks (Cost $1,642,760,847)		1,827,932,768
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.9%
Repurchase agreement with State Street Bank & Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $156,993,992, collateralized by $160,124,914 market value Federal Home Loan Bank, 3.875%, due 6/8/07 (Cost $156,982,000)	$156,982,000	156,982,000

Total investments - 100.1% (Cost $1,799,742,847)		1,984,914,768
Other assets less liabilities - (0.1%)		(1,118,001)

Total net assets - 100.0% (3)		$1,983,796,767

Notes to Mid Cap Value Fund Schedule of Investments

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (F) in Notes to Form N-Q below.
(2)	Non-income producing security.
(3)	Percentages for the various classifications relate to total net assets.

See Notes to Form N-Q below.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.9%
AUTO & TRANSPORTATION - 3.5%
Air Transport - 1.1%
AirTran Holdings, Inc. (1)	843,700	$7,787,351

Auto Parts: After Market - 1.0%
Keystone Automotive Industries, Inc. (1)	285,900	7,070,307

Transportation: Miscellaneous - 1.4%
Pacer International, Inc. (1)	477,400	10,402,546

CONSUMER DISCRETIONARY - 21.0%
Consumer Products - 0.8%
RC2 Corporation (1)	143,400	5,387,538

Education Services - 2.3%
Strayer Education, Inc.	83,800	7,228,588
Universal Technical Institute, Inc. (1)	271,400	9,010,480

		16,239,068

Radio & TV Broadcasters - 1.4%
Spanish Broadcasting System, Inc. (1)	1,030,400	10,293,696

Restaurants - 1.3%
RARE Hospitality International, Inc. (1)	312,650	9,526,446

Retail - 5.5%
Central Garden & Pet Company (1)	155,100	7,618,512
Coldwater Creek Inc. (1)	333,625	8,310,599
Hibbett Sporting Goods, Inc. (1)	198,400	7,507,456
Rush Enterprises, Inc. (1)	379,300	5,059,862
School Specialty, Inc. (1)	222,800	10,360,200

		38,856,629

Services: Commercial - 5.8%
The Advisory Board Company (1)	200,100	9,752,874
CRA International, Inc. (1)	143,400	7,722,090
Hudson Highland Group, Inc. (1)	259,700	4,048,723
Jackson Hewitt Tax Service Inc.	526,900	12,455,916
Waste Connections, Inc. (1)	189,650	7,072,048

		41,051,651

Textiles: Apparel Manufacturers - 1.0%
Carter’s, Inc. (1)	128,800	7,519,344

Wholesalers - 2.9%
LKQ Corporation (1)	330,100	8,962,215
Prestige Brands Holdings, Inc. (1)	583,500	11,378,250

		20,340,465

FINANCIAL SERVICES - 13.9%
Banks: Outside New York City - 2.7%
Alabama National BanCorporation	122,400	8,001,288
Main Street Banks, Inc.	280,100	7,131,346
Texas Capital Bancshares, Inc. (1)	211,800	4,180,932

		19,313,566

Financial Data Processing Services & Systems - 1.8%
TNS, Inc. (1)	554,400	12,956,328

Insurance: Multi-Line - 2.5%
HealthExtras, Inc. (1)	365,100	7,327,557
Platinum Underwriters Holdings, Ltd.	323,500	10,293,770

		17,621,327

Insurance: Property-Casualty - 1.5%
Ohio Casualty Corporation	442,700	10,704,486

Investment Management Companies - 0.3%
National Financial Partners Corp.	44,300	1,733,902

Real Estate Investment Trusts (REIT) - 1.3%
La Quinta Corporation (1)	1,018,700	9,504,471

Savings & Loans - 2.3%
Bank Mutual Corporation	589,400	6,518,764
BankAtlantic Bancorp, Inc.	506,300	9,594,385

		16,113,149

Securities Brokerage & Services - 1.5%
optionsXpress Holdings, Inc.	697,700	10,605,040

HEALTHCARE - 14.5%
Biotechnology Research & Production - 0.6%
PRA International (1)	157,900	4,228,562

Drugs & Pharmaceuticals - 2.8%
Salix Pharmaceuticals, Ltd. (1)	435,100	7,683,866
SFBC International, Inc. (1)	316,800	12,237,984

		19,921,850

Health Care Facilities - 1.0%
United Surgical Partners International, Inc. (1)	132,400	6,895,392

Health Care Management Services - 1.5%
Sierra Health Services, Inc. (1)	148,400	10,604,664

Health Care Services - 2.1%
IDX Systems Corporation (1)	216,800	6,534,352
LabOne, Inc. (1)	220,100	8,762,181

		15,296,533

Medical & Dental Instruments & Supplies - 5.3%
I-Flow Corporation (1)	528,600	8,795,904
PSS World Medical, Inc. (1)	865,300	10,772,985
Respironics, Inc. (1)	218,400	7,886,424
Wright Medical Group, Inc. (1)	376,000	10,039,200

		37,494,513

Medical Services - 1.2%
VCA Antech, Inc. (1)	355,100	8,611,175

MATERIALS & PROCESSING - 3.8%
Building Materials - 1.4%
Hughes Supply, Inc.	353,500	9,933,350

Building: Heating & Plumbing - 1.3%
Interline Brands, Inc. (1)	476,000	9,424,800

Chemicals - 1.1%
NuCO2 Inc. (1)	289,200	7,423,764

OTHER ENERGY - 7.3%
Coal - 0.8%
James River Coal Company (1)	159,200	5,516,280

Energy Equipment - 0.9%
Global Power Equipment Group Inc. (1)	815,300	6,481,635

Machinery: Oil Well Equipment & Services - 1.5%
W-H Energy Services, Inc. (1)	428,500	10,682,505

Oil: Crude Producers - 4.1%
Brigham Exploration Company (1)	818,700	7,474,731
Pioneer Drilling Company (1)	269,500	4,112,570
TODCO (1)	274,300	7,041,281
Unit Corporation (1)	249,300	10,971,693

		29,600,275

PRODUCER DURABLES - 9.1%
Aerospace - 1.4%
MTC Technologies, Inc. (1)	274,400	10,106,152

Homebuilding - 1.5%
WCI Communities, Inc. (1)	336,800	10,787,704

Machinery: Industrial/Specialty - 2.2%
Actuant Corporation (1)	169,900	8,145,006
Gardner Denver, Inc. (1)	217,600	7,633,408

		15,778,414

Machinery: Specialty - 1.1%
Applied Films Corporation (1)	308,500	7,897,600

Production Technology Equipment - 2.9%
Axcelis Technologies, Inc. (1)	1,421,300	9,750,118
Cymer, Inc. (1)	397,600	10,476,760

		20,226,878

TECHNOLOGY - 23.8%
Communications Technology - 4.4%
Avocent Corporation (1)	407,300	10,646,822
Foundry Networks, Inc. (1)	844,500	7,288,035
Tekelec (1)	771,100	12,954,480

		30,889,337

Computer Services Software & Systems - 11.1%
Anteon International Corporation (1)	150,000	6,843,000
Dendrite International, Inc. (1)	559,400	7,719,720
Epicor Software Corporation (1)	385,100	5,083,320
Infocrossing, Inc. (1)	636,100	7,932,167
Macrovision Corporation (1)	460,200	10,372,908
Magma Design Automation, Inc. (1)	472,300	3,948,428
NeuStar, Inc. (1)	121,400	3,107,840
Open Solutions Inc. (1)	146,800	2,981,508
Progress Software Corporation (1)	211,900	6,388,785
Radware Ltd. (1)	121,000	2,187,680
Serena Software Inc. (1)	489,400	9,445,420
SS&C Technologies, Inc.	221,700	7,023,456
Witness Systems, Inc. (1)	318,500	5,806,255

		78,840,487

Computer Technology - 1.1%
Stratasys Inc. (1)	235,900	7,709,212

Electronics - 3.1%
Aeroflex Incorporated (1)	1,431,300	12,022,920
Semtech Corporation (1)	616,900	10,271,385

		22,294,305

Electronics: Semi-Conductors/Components - 4.1%
DSP Group, Inc. (1)	405,000	9,667,350
SiRF Technology Holdings, Inc. (1)	546,600	9,663,888
Skyworks Solutions Inc. (1)	1,370,500	10,100,585

		29,431,823

Total common stocks (Cost $608,013,972)		689,104,520

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $28,302,162, collateralized by $28,868,800 market value Federal National Mortgage Association Note, 3.25% due 2/15/09 (Cost $28,300,000)	$28,300,000	28,300,000

Total investments - 100.9% (Cost $636,313,972)		717,404,520
Other assets less liabilities - (0.9%)		(6,344,410)

Total net assets - 100.0% (2)		$711,060,110

Notes to Small Cap Fund Schedule of Investments

(1)	Non-income producing security.
(2)	Percentages for the various classifications relate to total net assets.

See Notes to Form N-Q below.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – June 30, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.2%
AUTO & TRANSPORTATION - 4.6%
Auto Parts: After Market - 2.0%
Superior Industries International, Inc.	1,325,600	$31,416,720

Shipping - 1.5%
Kirby Corporation (1)	513,900	23,176,890

Truckers - 1.1%
Arkansas Best Corporation	247,000	7,857,070
Overnite Corporation	235,100	10,104,598

		17,961,668

CONSUMER DISCRETIONARY - 29.6%
Advertising Agencies - 2.1%
ADVO, Inc.	1,034,000	32,932,900

Commercial Information Services - 0.9%
ProQuest Company (1)	452,600	14,840,754

Consumer Electronics - 0.4%
United Online, Inc.	613,500	6,662,610

Entertainment - 3.1%
Movie Gallery, Inc. (2)	1,808,900	47,809,227

Household Furnishings - 4.7%
Ethan Allen Interiors Inc.	876,800	29,381,568
Furniture Brands International, Inc. (2)	2,017,200	43,591,692

		72,973,260

Radio & TV Broadcasters - 0.7%
World Wrestling Entertainment, Inc.	988,200	11,285,244

Retail - 7.9%
1-800 CONTACTS, INC. (1)	453,400	8,782,358
Brown Shoe Company, Inc.	220,000	8,613,000
Linens ’n Things, Inc. (1)	646,100	15,286,726
Payless ShoeSource, Inc. (1)	1,769,600	33,976,320
The Pep Boys – Manny, Moe & Jack	518,300	7,017,782
Zale Corporation (1)(2)	1,592,300	50,459,987

		124,136,173

Services: Commercial - 5.9%
AMN Healthcare Services, Inc. (1)	476,500	7,161,795
CDI Corp.	608,200	13,331,744
Cross Country Healthcare, Inc. (1)	618,000	10,506,000
FTI Consulting, Inc. (1)	357,900	7,480,110
Medical Staffing Network Holdings, Inc. (1)	983,400	4,867,830
Tetra Tech, Inc. (1)	1,137,600	15,391,728
Watson Wyatt & Company Holdings	1,334,500	34,203,235

		92,942,442

Textiles: Apparel Manufacturers - 3.1%
Kellwood Company (2)	1,786,450	48,055,505

Wholesale & International Trade - 0.1%
CellStar Corporation (1)(2)	1,275,200	777,872

Wholesalers - 0.7%
United Stationers Inc. (1)	235,500	11,563,050

FINANCIAL SERVICES - 14.1%
Finance Companies - 0.5%
Assured Guaranty Ltd.	333,500	7,790,560

Financial Data Processing Services & Systems - 1.4%
Hypercom Corporation (1)	1,885,800	12,201,126
John H. Harland Company	238,500	9,063,000

		21,264,126

Financial: Miscellaneous - 4.1%
LandAmerica Financial Group, Inc.	208,200	12,360,834
Stewart Information Services Corporation (2)	1,222,900	51,361,800

		63,722,634

Insurance: Multi-Line - 5.0%
Hilb Rogal and Hobbs Company	1,374,500	47,282,800
Hub International Limited	577,800	11,261,322
PICO Holdings, Inc. (1)(2)	691,500	20,579,040

		79,123,162

Insurance: Property-Casualty - 1.4%
Arch Capital Group Ltd. (1)	151,800	6,838,590
IPC Holdings, Ltd.	369,900	14,655,438

		21,494,028

Investment Management Companies - 1.3%
Capital Southwest Corporation	157,400	14,114,058
Gabelli Asset Management Inc.	147,400	6,513,606

		20,627,664

Real Estate Investment Trusts (REIT) - 0.4%
Eagle Hospitality Properties Trust, Inc.	689,200	6,278,612

HEALTHCARE - 2.4%
Electronics: Medical Systems - 0.6%
Analogic Corporation	171,500	8,629,880

Medical & Dental Instruments & Supplies - 1.5%
National Dentex Corporation (1)(2)	359,400	6,494,358
VIASYS Healthcare Inc. (1)	748,800	16,915,392

		23,409,750

Medical Services - 0.3%
America Service Group Inc. (1)	335,500	5,317,675

MATERIALS & PROCESSING - 10.0%
Agriculture: Fishing & Ranching - 0.5%
Delta and Pine Land Company	328,500	8,232,210

Building Materials - 2.1%
LSI Industries Inc.	368,262	5,133,572
Simpson Manufacturing Co., Inc.	931,300	28,451,215

		33,584,787

Building: Cement - 0.4%
Eagle Materials Inc.	72,200	6,684,998

Building: Miscellaneous - 0.8%
Griffon Corporation (1)	582,900	12,940,380

Chemicals - 1.8%
Albermarle Corporation	381,500	13,913,305
NewMarket Corporation (1)	479,800	7,096,242
Octel Corp.	378,100	6,805,800

		27,815,347

Construction - 1.5%
EMCOR Group, Inc. (1)	254,000	12,420,600
Washington Group International, Inc. (1)	199,800	10,213,776

		22,634,376

Copper - 0.5%
Mueller Industries, Inc.	280,100	7,590,710

Engineering & Contracting Services - 0.3%
Dycom Industries, Inc. (1)	210,500	4,170,005

Metal Fabricating - 1.4%
Quanex Corporation	191,050	10,127,561
Superior Essex Inc. (1)	660,900	11,704,539

		21,832,100

Steel - 0.7%
Schnitzer Steel Industries, Inc.	445,900	10,567,830

OTHER ENERGY - 18.5%
Energy Equipment - 0.3%
Global Power Equipment Group Inc. (1)	593,500	4,718,325

Energy: Miscellaneous - 0.9%
Penn Virginia Corporation	302,700	13,521,609

Machinery: Oil Well Equipment & Services - 0.7%
Superior Energy Services, Inc. (1)	649,800	11,566,440

Oil: Crude Producers - 16.6%
Cabot Oil & Gas Corporation	564,725	19,595,958
Carrizo Oil & Gas, Inc. (1)	414,800	7,076,488
Cimarex Energy Co. (1)	815,200	31,719,432
Forest Oil Corporation (1)	487,058	20,456,436
The Meridian Resource Corporation (1)	952,700	4,553,906
Pioneer Natural Resources Company	135,491	5,701,461
Plains Exploration & Production Company (1)	1,546,193	54,936,237
Range Resources Corporation	429,200	11,545,480
Remington Oil and Gas Corporation (1)	443,300	15,825,810
St. Mary Land & Exploration Company	1,139,100	33,011,118
Spinnaker Exploration Company (1)	474,000	16,822,260
Stone Energy Corporation (1)	779,200	38,102,880

		259,347,466

PRODUCER DURABLES - 3.6%
Electrical Equipment & Components - 1.6%
General Cable Corporation (1)	1,208,400	17,920,572
The Genlyte Group Incorporated (1)	138,600	6,755,364

		24,675,936

Office Furniture & Business Equipment - 0.1%
Imagistics International Inc. (1)	65,300	1,828,400

Power Transmission Equipment - 0.4%
Regal-Beloit Corporation	219,400	6,397,704

Production Technology Equipment - 0.5%
LTX Corporation (1)	1,768,700	8,772,752

Telecommunications Equipment - 1.0%
Belden CDT Inc.	734,900	15,579,880

TECHNOLOGY - 9.3%
Communications Technology - 1.2%
Black Box Corporation	351,800	12,453,720
TIBCO Software Inc. (1)	1,068,700	6,989,298

		19,443,018

Computer Services Software & Systems - 5.9%
Altiris, Inc. (1)	767,600	11,268,368
BearingPoint, Inc. (1)	608,800	4,462,504
Borland Software Corporation (1)	1,305,000	8,952,300
CIBER, Inc. (1)	1,115,000	8,897,700
Gartner, Inc. (1)	1,523,400	16,178,508
Keane, Inc. (1)	641,100	8,783,070
Lawson Software, Inc. (1)	2,907,500	14,973,625
Manhattan Associates, Inc. (1)	491,600	9,443,636
webMethods, Inc. (1)	1,606,000	8,993,600

		91,953,311

Computer Technology - 1.7%
Adaptec, Inc. (1)	1,375,000	5,335,000
Advanced Digital Information Corporation (1)	1,766,500	13,425,400
Imation Corp.	216,500	8,398,035

		27,158,435

Scientific Equipment & Supplies - 0.5%
Newport Corporation (1)	530,900	7,358,274

UTILITIES - 2.1%
Utilities: Electrical - 0.8%
El Paso Electric Company (1)	601,900	12,308,855

Utilities: Gas Distributors - 0.4%
SEMCO Energy, Inc. (1)	1,126,740	6,749,172

Utilities: Telecommunications - 0.9%
IDT Corporation, Class B (1)	547,800	7,209,048
IDT Corporation, Class C (1)	469,800	6,220,152

		13,429,200

Total common stocks (Cost $1,178,789,707)		1,475,053,926

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with State Street Bank and Trust Company, 2.75%, dated 6/30/05, due 7/1/05, maturity value $86,895,637, collateralized by $88,631,791 market value Federal Home Loan Mortgage Corporation Note, 3.875% due 1/12/09 (Cost $86,889,000)	$86,889,000	86,889,000

Total investments - 99.7% (Cost $1,265,678,707)		1,561,942,926
Other assets less liabilities - 0.3%		4,427,138

Total net assets - 100.0% (3)		$1,566,370,064

Notes to Small Cap Value Fund Schedule of Investments

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (F) in Notes to Form N-Q below.
(3)	Percentage for the various classifications relate to total net assets.

See Notes to Form N-Q below.

Notes to Form N-Q

(A)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of seven open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name

Artisan International Fund (“International Fund”)

Artisan International Small Cap Fund (“International Small Cap Fund”)

Artisan International Value Fund (“International Value Fund”)

Artisan Mid Cap Fund (“Mid Cap Fund”)

Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)

Artisan Small Cap Fund (“Small Cap Fund”)

Artisan Small Cap Value Fund (“Small Cap Value Fund”)

(B)	Security Valuation:

Securities are valued as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m., Central time, but sometimes earlier). Each equity security traded on a securities exchange, including the Nasdaq Stock Market, was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered not to be readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

International Fund, International Small Cap Fund and International Value Fund generally invest a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds has the ability to invest in securities principally traded outside the U.S., but did not do so during the nine months ended June 30, 2005. The foreign markets in which the Funds may invest are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values (“NAV”), and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing times of foreign markets in North and South America are generally the same as the closing time of the NYSE and the time as of which the Funds calculate their NAVs.

The valuation committee concluded that a price determined under Artisan Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide), or a significant change in one or more United States securities indexes. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non U.S. securities.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund or to the information presented.

(C)	Foreign currency translation:

Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of 3:00 p.m. (Central Time) on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. (Central time) on the day of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. (Central time) on the date of such transactions.

(D)	Portfolio Transactions:

Security transactions are recorded on trade date. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2005 were as follows:

Fund	Security Purchases	Security Sales
International Fund	$4,541,905,314	$4,702,023,292
International Small Cap Fund	284,204,181	240,384,133
International Value Fund	490,400,305	160,398,863
Mid Cap Fund	3,563,581,863	3,461,194,938
Mid Cap Value Fund	1,693,730,785	350,374,918
Small Cap Fund	693,052,076	295,863,652
Small Cap Value Fund	732,841,111	573,084,772

(E)	Information for Federal income tax purposes:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation of Investments	Gross Unrealized Depreciation of Investments	Net Unrealized Appreciation (Depreciation)
International Fund	$8,920,312,764	$1,972,523,943	$(197,965,413)	$1,774,558,530
International Small Cap Fund	490,610,366	162,562,684	(14,795,519)	147,767,165
International Value Fund	555,538,165	39,546,690	(16,113,550)	23,433,140
Mid Cap Fund	4,879,312,048	1,101,128,334	(55,506,281)	1,045,622,053
Mid Cap Value Fund	1,801,686,353	192,426,151	(9,197,736)	183,228,415
Small Cap Fund	640,472,090	93,391,743	(16,459,313)	76,932,430
Small Cap Value Fund	1,266,898,653	337,027,780	(41,983,507)	295,044,273

The difference between cost amounts for financial reporting and tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sales).

(F)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2005. The Funds identify a company as an affiliate for the purpose of the report if one or more Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine-month period ended June 30, 2005.

		As of 9/30/2004					As of 6/30/2005
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income (4)	Share Balance	Value
International Fund
Clariant AG (1)		13,411,333	$—	$125,437,863	$(32,374,517)	$1,549,314	7,122,604	$94,764,259

International Small Cap Fund
FINETEC Corporation		1,201,124	—	—	—	72,223	1,201,124	12,771,739

International Value Fund
Clariant AG (1)		529,280	14,905,619	6,517,092	(283,704)	211,592	1,075,901	14,314,563
Pfeiffer Vacuum Technology AG (2)		165,482	16,132,272	1,479,138	(129,989)	442,010	489,547	22,796,521

Mid Cap Value Fund
Furniture Brands International, Inc. (2)		452,700	52,006,023	—	—	551,865	2,872,100	62,066,081
Zale Corporation (2)(3)		248,700	32,643,543	—	—	—	1,337,000	42,369,530

Small Cap Value Fund
CellStar Corporation (3)		1,194,400	573,394	463,427	(181,839)	—	1,275,200	777,872
Furniture Brands International, Inc. (2)		169,700	42,430,573	—	—	627,960	2,017,200	43,591,692
Kellwood Corporation (2)		1,136,750	19,796,801	—	—	766,264	1,786,450	48,055,505
Movie Gallery, Inc. (2)		895,000	19,708,842	—	—	115,434	1,808,900	47,809,227
National Dentex Corporation (3)		229,200	269,402	—	—	—	359,400	6,494,358
PICO Holdings, Inc. (3)		703,100	322,844	542,683	273,630	—	691,500	20,579,040
Stewart Information Services Corporation		1,005,300	9,200,289	1,258,836	60,739	448,086	1,222,900	51,361,800
Zale Corporation (2)(3)		1,108,500	14,561,525	1,520,320	162,877	—	1,592,300	50,459,987

(1)	Issuer was no longer an affiliate as of June 30, 2005.
(2)	Issuer was not an affiliate as of September 30, 2004.
(3)	Non-income producing security.
(4)	Net of foreign taxes, if any.

(G)	Repurchase Agreements

Repurchase agreements are recorded at cost plus accrued interest and are collateralized in an amount greater than or equal to the repurchase price plus accrued interest. If the proceeds from any sale of such collateral upon a default on the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler Principal Executive Officer
Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler Principal Executive Officer
Date:	August 26, 2005

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky Principal Financial Officer
Date:	August 26, 2005